Condensed Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue	$ 492,986	$ 549,322	$ 484,551	$ 435,494	$ 433,975	$ 455,859	$ 395,015	$ 365,609	$ 1,962,353	$ 1,650,459	$ 1,310,093
Operating Expenses:
Aircraft fuel, including taxes and oil									631,741	513,284	322,999
Wages and benefits									376,574	321,241	297,567
Aircraft rent									98,786	112,883	112,721
Maintenance materials and repairs									183,552	169,851	123,975
Aircraft and passenger servicing									103,825	82,250	62,160
Commissions and other selling									114,324	96,264	78,197
Depreciation and amortization									85,599	66,262	57,712
Other rentals and landing fees									85,623	72,445	57,833
Other									152,931	125,682	105,651
Lease termination charges										70,014
Total									1,832,955	1,630,176	1,218,815
Operating Income	12,237	74,933	29,328	12,900	34,462	60,947	(70,181)	(4,945)	129,398	20,283	91,278
Nonoperating Income (Expense):
Interest expense and amortization of debt discounts and issuance costs									(43,522)	(24,521)	(16,835)
Interest income									580	1,514	3,634
Capitalized interest									10,524	7,771	2,665
Gains (losses) on fuel derivatives									(11,330)	(6,862)	641
Gains on investments											1,168
Other, net									136	733	(562)
Total	(18,422)	(1,130)	(23,019)	(1,041)	(1,783)	(13,621)	(12,392)	6,431	(43,612)	(21,365)	(9,289)
Income (Loss) Before Income Taxes									85,786	(1,082)	81,989
Income tax (benefit) expense									32,549	1,567	(28,266)
Net Income (Loss)	(3,408)	45,483	3,904	7,258	20,921	25,617	(50,042)	855	53,237	(2,649)	110,255
Comprehensive Income (Loss)									41,523	(69,710)	106,433
Parent Issuer / Guarantor
Operating Expenses:
Other									4,712	4,467	4,098
Total									4,712	4,467	4,098
Operating Income									(4,712)	(4,467)	(4,098)
Nonoperating Income (Expense):
Undistributed net income of subsidiaries									61,388	2,654	108,119
Interest expense and amortization of debt discounts and issuance costs									(8,330)	(6,209)
Interest income									114	128	98
Total									53,172	(3,427)	108,217
Income (Loss) Before Income Taxes									48,460	(7,894)	104,119
Income tax (benefit) expense									(4,777)	(5,245)	(6,136)
Net Income (Loss)									53,237	(2,649)	110,255
Comprehensive Income (Loss)									53,237	(2,649)	110,255
Subsidiary Issuer / Guarantor
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue									1,962,571	1,650,616	1,310,195
Operating Expenses:
Aircraft fuel, including taxes and oil									631,741	513,284	322,999
Wages and benefits									376,574	321,241	297,567
Aircraft rent									98,786	112,883	112,721
Maintenance materials and repairs									183,552	169,851	123,975
Aircraft and passenger servicing									103,825	82,250	62,160
Commissions and other selling									114,366	96,290	78,223
Depreciation and amortization									85,599	66,262	57,712
Other rentals and landing fees									85,623	72,445	57,833
Other									148,300	121,278	101,509
Lease termination charges										70,014
Total									1,828,366	1,625,798	1,214,699
Operating Income									134,205	24,818	95,496
Nonoperating Income (Expense):
Interest expense and amortization of debt discounts and issuance costs									(35,192)	(18,312)	(16,835)
Interest income									466	1,386	3,536
Capitalized interest									10,524	7,771	2,665
Gains (losses) on fuel derivatives									(11,330)	(6,862)	641
Gains on investments											1,168
Other, net									136	733	(562)
Total									(35,396)	(15,284)	(9,387)
Income (Loss) Before Income Taxes									98,809	9,534	86,109
Income tax (benefit) expense									37,326	6,812	(22,130)
Net Income (Loss)									61,483	2,722	108,239
Comprehensive Income (Loss)									49,769	(64,339)	104,417
Non-Guarantor Subsidiaries
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue									41	17	50
Operating Expenses:
Commissions and other selling											23
Other									136	85	147
Total									136	85	170
Operating Income									(95)	(68)	(120)
Nonoperating Income (Expense):
Income (Loss) Before Income Taxes									(95)	(68)	(120)
Net Income (Loss)									(95)	(68)	(120)
Comprehensive Income (Loss)									(95)	(68)	(120)
Eliminations
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
Operating revenue									(259)	(174)	(152)
Operating Expenses:
Commissions and other selling									(42)	(26)	(49)
Other									(217)	(148)	(103)
Total									(259)	(174)	(152)
Nonoperating Income (Expense):
Undistributed net income of subsidiaries									(61,388)	(2,654)	(108,119)
Total									(61,388)	(2,654)	(108,119)
Income (Loss) Before Income Taxes									(61,388)	(2,654)	(108,119)
Net Income (Loss)									(61,388)	(2,654)	(108,119)
Comprehensive Income (Loss)									$ (61,388)	$ (2,654)	$ (108,119)